Related party disclosures (Tables)	12 Months Ended
Dec. 31, 2025
Related Party [Abstract]
Compensation of Key Management Personnel
Compensation of key management personnel

	Year ended December 31,
	2023	2024	2025
	(in thousands)
Fixed and variable wages, social charges and benefits expensed in the year	$2,689	$5,105	$6,084
Share-based payment expense for the year	4,144	2,763	2,161
Board members fees to non-executive members	199	214	177
Total compensation expense for key management personnel	$7,032	$8,082	$8,422